Gotham Enhanced 500 ETF

Schedule of Investments

June 30, 2026 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Aerospace & Defense - 0.1%
Honeywell Aerospace, Inc.(a)	3,312	$732,217

Banking - 3.2%
Bank of America Corp.	74,581	4,249,625
Citigroup, Inc.	18,335	2,566,167
Citizens Financial Group, Inc.	4,491	314,684
Fifth Third Bancorp	9,492	535,064
Huntington Bancshares, Inc.	12,867	228,132
JPMorgan Chase & Co.	27,876	9,124,651
KeyCorp	11,379	262,286
M&T Bank Corp.(b)	1,532	364,631
PNC Financial Services Group, Inc.	4,207	1,035,847
Regions Financial Corp.	9,098	274,760
Truist Financial Corp.	13,004	647,859
U.S. Bancorp	16,284	983,554
Wells Fargo & Co.	26,673	2,204,257
		22,791,517

Consumer Discretionary Products - 2.2%
Aptiv PLC(a)	6,695	410,939
D.R. Horton, Inc.	907	147,732
Deckers Outdoor Corp.(a)	4,023	399,444
Ford Motor Co.	104,506	1,452,633
General Motors Co.	23,744	1,830,188
Hasbro, Inc.(b)	3,679	303,849
Lennar Corp. - Class A	901	81,532
Masco Corp.(b)	736	59,888
Nike, Inc. - Class B	5,362	220,110
NVR, Inc.(a)	11	74,947
PulteGroup, Inc.	597	81,914
Ralph Lauren Corp. - Class A	1,584	635,833
Tapestry, Inc.	5,305	776,546
Tesla, Inc.(a)	22,806	9,592,204
		16,067,759

Consumer Discretionary Services - 1.2%
Carnival Corp. Ltd.	4,318	123,365
Chipotle Mexican Grill, Inc. - Class A(a)	4,736	161,024
Darden Restaurants, Inc.	361	74,370
Domino’s Pizza, Inc.(b)	870	257,555
Hilton Worldwide Holdings, Inc.	721	238,262
Las Vegas Sands Corp.	17,759	820,288

Live Nation Entertainment, Inc.(a)(b)	735	$134,586
Marriott International, Inc. - Class A	2,684	994,664
McDonald’s Corp.	16,819	4,546,344
MGM Resorts International(a)	1,198	57,276
Norwegian Cruise Line Holdings Ltd.(a)(b)	1,317	27,802
Royal Caribbean Cruises Ltd.(b)	1,010	320,705
Starbucks Corp.	4,151	424,191
TKO Group Holdings, Inc. - Class A	243	48,918
Wynn Resorts Ltd.(b)	375	36,409
Yum! Brands, Inc.	1,011	161,618
		8,427,377

Consumer Staple Products - 4.3%
Altria Group, Inc.(b)	43,946	3,161,915
Brown-Forman Corp. - Class B	1,754	46,744
Church & Dwight Co., Inc.	875	84,770
Clorox Co.	442	42,185
Coca-Cola Co.	89,054	7,237,419
Colgate-Palmolive Co.	21,018	1,926,930
Constellation Brands, Inc. - Class A	637	88,600
Estee Lauder Cos., Inc. - Class A	9,446	745,762
General Mills, Inc.(b)	14,410	501,468
Hershey Co.	789	138,430
Hormel Foods Corp.	14,449	358,624
J.M. Smucker Co.	389	43,763
Kenvue, Inc.	50,366	962,494
Keurig Dr Pepper, Inc.(b)	35,521	1,162,602
Kimberly-Clark Corp.(b)	8,834	969,708
Kraft Heinz Co.(b)	20,140	475,707
McCormick & Co., Inc.(b)	980	49,412
Molson Coors Beverage Co. - Class B(b)	4,946	192,696
Mondelez International, Inc. - Class A	4,777	276,302
Monster Beverage Corp.(a)	3,565	342,668
PepsiCo, Inc.	36,040	4,879,816
Philip Morris International, Inc.	5,698	1,030,825
Procter & Gamble Co.	37,682	5,525,688
Tyson Foods, Inc. - Class A(b)	9,465	541,871
		30,786,399

Financial Services - 6.5%
American Express Co.	7,119	2,408,002
Ameriprise Financial, Inc.(b)	965	442,703
Apollo Global Management, Inc.(b)	6,036	714,119
Ares Management Corp.(b)	2,294	255,345
Bank of New York Mellon Corp.	7,265	1,050,592
Blackrock, Inc.	1,626	1,563,497
Blackstone, Inc.	7,861	925,004
Block, Inc. - Class A(a)	2,140	162,640

Broadridge Financial Solutions, Inc.	3,011	$412,356
Capital One Financial Corp.	6,429	1,289,786
Cboe Global Markets, Inc.(b)	2,750	667,342
Charles Schwab Corp.	18,139	1,673,686
CME Group, Inc. - Class A	9,380	2,071,385
Coinbase Global, Inc. - Class A(a)	976	142,681
Corpay, Inc.(a)	1,827	608,884
Equifax, Inc.	378	59,996
FactSet Research Systems, Inc.(b)	994	228,700
Fair Isaac Corp.(a)	74	88,414
Fidelity National Information Services, Inc.	13,600	528,768
Fiserv, Inc.(a)	15,784	774,205
Franklin Resources, Inc.	14,357	477,657
Global Payments, Inc.	7,147	518,586
Goldman Sachs Group, Inc.	3,225	3,261,668
Interactive Brokers Group, Inc. - Class A	4,709	409,871
Intercontinental Exchange, Inc.	14,917	1,836,432
Invesco Ltd.	4,644	122,555
Jack Henry & Associates, Inc.	1,867	257,161
KKR & Co., Inc.	9,293	852,912
Mastercard, Inc. - Class A	9,268	4,760,045
Moody’s Corp.(b)	650	294,398
Morgan Stanley	16,620	3,474,245
MSCI, Inc. - Class A	244	136,650
Nasdaq, Inc.	2,074	163,473
Northern Trust Corp.	1,946	338,293
Paypal Holdings, Inc.	27,054	1,168,192
Raymond James Financial, Inc.	1,817	276,238
Robinhood Markets, Inc. - Class A(a)	9,571	959,780
S&P Global, Inc.	7,774	3,166,039
State Street Corp.	2,921	495,402
Synchrony Financial	3,641	276,898
T. Rowe Price Group, Inc.	2,920	331,975
Verisk Analytics, Inc. - Class A	478	85,815
Visa, Inc. - Class A	19,686	6,754,070
		46,486,460

Health Care - 8.7%
Abbott Laboratories(b)	18,200	1,651,468
AbbVie, Inc.	6,464	1,626,601
Agilent Technologies, Inc.	1,030	136,815
Align Technology, Inc.(a)	1,879	316,912
Amgen, Inc.	1,985	718,808
Baxter International, Inc.(b)	1,874	39,954
Becton Dickinson & Co.(b)	7,317	1,107,282
Biogen, Inc.(a)	3,879	838,097
Bio-Techne Corp.(b)	452	31,934
Boston Scientific Corp.(a)	39,039	1,666,184

Bristol-Myers Squibb Co.	53,572	$3,086,819
Cardinal Health, Inc.	4,290	1,019,132
Cencora, Inc.	712	201,482
Centene Corp.(a)	1,826	117,211
Charles River Laboratories International, Inc.(a)(b)	177	40,142
Cigna Group	6,968	1,920,938
Cooper Cos., Inc.(a)	567	40,660
CVS Health Corp.	33,537	3,469,403
Danaher Corp.	7,430	1,415,266
DaVita, Inc.(a)	1,969	438,063
Dexcom, Inc.(a)	1,230	82,840
Edwards Lifesciences Corp.(a)(b)	2,099	189,875
Elevance Health, Inc.	2,637	1,019,807
Eli Lilly & Co.	2,964	3,555,110
GE HealthCare Technologies, Inc.	12,202	781,050
Gilead Sciences, Inc.	24,894	3,145,108
HCA Healthcare, Inc.	813	316,981
Henry Schein, Inc.(a)	429	35,830
Humana, Inc.	3,150	1,251,243
IDEXX Laboratories, Inc.(a)	252	132,663
Incyte Corp.(a)(b)	5,266	596,954
Insulet Corp.(a)	1,811	275,725
Intuitive Surgical, Inc.(a)	1,115	443,413
IQVIA Holdings, Inc.(a)	609	117,671
Johnson & Johnson	19,714	5,006,765
Labcorp Holdings, Inc.	301	84,280
McKesson Corp.	2,046	1,545,958
Medtronic PLC	33,761	2,641,123
Merck & Co., Inc.	57,934	7,444,519
Mettler-Toledo International, Inc.(a)	60	76,651
Moderna, Inc.(a)(b)	1,432	100,283
Pfizer, Inc.	150,149	3,615,588
Quest Diagnostics, Inc.	407	86,264
Regeneron Pharmaceuticals, Inc.	2,756	1,718,476
ResMed, Inc.(b)	3,829	746,195
Revvity, Inc.	363	40,387
Solventum Corp.(a)(b)	632	48,759
STERIS PLC	354	74,542
Stryker Corp.	1,397	439,831
Thermo Fisher Scientific, Inc.	1,181	592,106
UnitedHealth Group, Inc.	9,004	3,742,332
Universal Health Services, Inc. - Class B	1,634	242,959
Vertex Pharmaceuticals, Inc.(a)	794	394,404
Viatris, Inc.	30,283	480,894
Waters Corp.(a)	307	115,137
West Pharmaceutical Services, Inc.	225	80,775
Zimmer Biomet Holdings, Inc.	743	63,965

Zoetis, Inc. - Class A	11,157	$801,742
		62,011,376

Industrial Products - 5.5%
3M Co.	1,658	268,447
A.O. Smith Corp.(b)	3,729	233,883
Allegion PLC	2,259	317,367
AMETEK, Inc.	6,031	1,459,140
Amphenol Corp.	4,675	824,296
Axon Enterprise, Inc.(a)	252	141,274
Boeing Co.(a)	2,456	531,650
Carrier Global Corp.	2,700	198,045
Caterpillar, Inc.	8,017	8,537,303
Cummins, Inc.	3,452	2,462,001
Deere & Co.	990	627,987
Dover Corp.	3,526	790,811
Eaton Corp. PLC	1,213	516,884
Emerson Electric Co.	2,049	293,314
Fortive Corp.	1,114	68,054
GE Aerospace	3,829	1,431,012
GE Vernova, Inc.	847	995,106
Generac Holdings, Inc.(a)	181	52,999
General Dynamics Corp.	7,103	2,516,167
Honeywell International, Inc.	8,284	1,854,788
Howmet Aerospace, Inc.	1,464	393,611
Hubbell, Inc.	194	101,501
Huntington Ingalls Industries, Inc.	990	277,091
IDEX Corp.	289	65,588
Illinois Tool Works, Inc.	1,049	283,723
Ingersoll Rand, Inc.	1,436	117,738
Johnson Controls International PLC	2,249	328,601
Keysight Technologies, Inc.(a)	4,504	1,576,715
L3Harris Technologies, Inc.	681	197,892
Lennox International, Inc.(b)	125	71,619
Lockheed Martin Corp.	6,060	3,087,328
Nordson Corp.	1,462	441,071
Northrop Grumman Corp.	1,488	757,853
Otis Worldwide Corp.	10,197	730,105
PACCAR, Inc.	1,642	197,237
Parker-Hannifin Corp.	464	453,848
Pentair PLC(b)	599	45,919
Rockwell Automation, Inc.	410	202,983
RTX Corp.	4,226	801,799
Snap-on, Inc.	1,363	548,471
Stanley Black & Decker, Inc.	4,107	386,551
TE Connectivity PLC	7,709	1,554,211
Textron, Inc.(b)	635	58,249
Trane Technologies PLC	695	341,356

TransDigm Group, Inc.	177	$235,771
Trimble, Inc.(a)	6,111	312,761
Veralto Corp.	4,356	386,290
Vertiv Holdings Co. - Class A	1,636	547,765
Westinghouse Air Brake Technologies Corp.	621	167,422
Xylem, Inc.	6,480	766,001
		39,557,598

Industrial Services - 2.4%
Automatic Data Processing, Inc.	10,881	2,436,800
C.H. Robinson Worldwide, Inc.	432	81,363
Cintas Corp.	1,252	212,940
Comfort Systems USA, Inc.	919	1,821,412
CSX Corp.	6,780	322,253
Delta Air Lines, Inc.	2,377	222,630
EMCOR Group, Inc.	1,185	983,408
Expeditors International of Washington, Inc.	3,516	573,038
Fastenal Co.	3,658	175,694
FedEx Corp.	7,479	2,341,899
Fedex Freight Holding Co, Inc.(a)	1,565	236,315
J.B. Hunt Transport Services, Inc.	2,473	715,760
Jacobs Solutions, Inc.	3,122	393,372
Norfolk Southern Corp.	819	257,649
Old Dominion Freight Line, Inc.(b)	659	142,739
Paychex, Inc.	9,562	940,232
Quanta Services, Inc.	469	337,699
Republic Services, Inc. - Class A	978	208,392
Rollins, Inc.	1,511	63,069
Southwest Airlines Co.	1,615	83,043
Union Pacific Corp.	3,445	937,040
United Airlines Holdings, Inc.(a)	1,010	137,350
United Parcel Service, Inc. - Class B	22,345	2,402,088
United Rentals, Inc.	194	219,781
W.W. Grainger, Inc.	284	386,354
Waste Management, Inc.	1,255	279,714
		16,912,034

Insurance - 2.8%
Aflac, Inc.	1,608	188,538
Allstate Corp.	813	193,445
American International Group, Inc.	1,971	146,899
Aon PLC - Class A	788	261,372
Arch Capital Group Ltd.(a)	1,119	108,610
Arthur J. Gallagher & Co.	6,760	1,551,893
Assurant, Inc.	1,307	350,969
Berkshire Hathaway, Inc. - Class B(a)	22,489	11,253,271
Brown & Brown, Inc.	8,852	567,856
Chubb Ltd.	1,428	486,577

Cincinnati Financial Corp.	569	$105,345
Erie Indemnity Co. - Class A(b)	190	45,552
Everest Group Ltd.	118	42,153
Globe Life, Inc.	1,681	300,361
Hartford Financial Services Group, Inc.	1,015	134,508
Loews Corp.	1,045	118,304
Marsh & McLennan Cos., Inc.	13,056	2,176,043
MetLife, Inc.	2,044	172,943
Principal Financial Group, Inc.	792	85,362
Progressive Corp.	2,143	468,138
Prudential Financial, Inc.	1,283	138,474
Travelers Cos., Inc.	672	221,841
W.R. Berkley Corp.(b)	1,158	81,674
Willis Towers Watson PLC	2,488	650,288
		19,850,416

Materials - 1.4%
Air Products and Chemicals, Inc.	804	235,717
Albemarle Corp.(b)	3,075	415,217
Amcor PLC(b)	1,515	65,675
Avery Dennison Corp.	2,016	327,298
Ball Corp.	969	60,466
CF Industries Holdings, Inc.	3,574	386,921
Corteva, Inc.(b)	17,628	1,492,915
CRH PLC	2,079	222,453
Dow, Inc.	2,507	68,592
DuPont de Nemours, Inc.(a)	3,609	489,525
Ecolab, Inc.(b)	882	245,734
Freeport-McMoRan, Inc.	4,496	282,753
International Flavors & Fragrances, Inc.(b)	934	73,991
International Paper Co.	13,811	526,199
Linde PLC	1,499	777,891
LyondellBasell Industries NV - Class A	1,180	62,127
Martin Marietta Materials, Inc.	186	107,266
Mosaic Co.	1,151	24,390
Newmont Corp.	28,582	2,669,559
Nucor Corp.(b)	718	159,935
Packaging Corp. of America	275	65,527
PPG Industries, Inc.	818	99,215
Qnity Electronics, Inc.	5,479	894,775
Sherwin-Williams Co.	799	275,112
Smurfit WestRock PLC(b)	1,909	88,310
Steel Dynamics, Inc.	450	103,257
Vulcan Materials Co.(b)	407	120,069
		10,340,889

Media - 10.2%
Airbnb, Inc. - Class A(a)	2,226	318,541

Alphabet, Inc. - Class A	95,964	$34,294,655
AppLovin Corp. - Class A(a)	1,225	631,157
Booking Holdings, Inc.	9,223	1,643,908
Charter Communications, Inc. - Class A(a)(b)	3,650	519,067
Comcast Corp. - Class A	94,231	2,313,371
DoorDash, Inc. - Class A(a)	1,351	249,300
EchoStar Corp. - Class A(a)(b)	903	91,654
Electronic Arts, Inc.	2,617	536,590
Expedia Group, Inc. - Class A(b)	3,214	822,398
Fox Corp. - Class A	11,070	577,411
GoDaddy, Inc. - Class A(a)	3,746	317,960
Meta Platforms, Inc. - Class A	31,826	17,927,268
Netflix, Inc.(a)	71,587	5,111,312
News Corp. - Class A	15,094	374,784
Omnicom Group, Inc.	8,215	598,298
Paramount Skydance Corp. - Class B(b)	3,945	38,898
Take-Two Interactive Software, Inc.(a)	1,933	483,211
Trade Desk, Inc. - Class A(a)	12,561	227,103
Uber Technologies, Inc.(a)	7,576	546,684
VeriSign, Inc.	338	85,027
Walt Disney Co.	46,322	4,458,492
Warner Bros Discovery, Inc.(a)	26,348	702,438
		72,869,527

Oil & Gas - 2.7%
APA Corp.	1,291	42,048
Baker Hughes Co.	26,128	1,450,104
Chevron Corp.	16,520	2,738,355
ConocoPhillips	9,864	1,025,461
Devon Energy Corp.	2,262	93,466
Diamondback Energy, Inc.	952	167,343
EOG Resources, Inc.	2,009	260,628
EQT Corp.(b)	16,375	870,659
Expand Energy Corp.	6,262	571,032
Exxon Mobil Corp.	38,210	5,224,071
Halliburton Co.	23,742	806,041
Kinder Morgan, Inc.	6,983	223,246
Marathon Petroleum Corp.	921	235,472
Occidental Petroleum Corp.	17,085	829,818
ONEOK, Inc.(b)	2,311	200,918
Phillips 66	1,255	212,158
SLB NV(b)	39,260	1,825,197
Targa Resources Corp.	663	177,777
Texas Pacific Land Corp.(b)	243	106,347
Valero Energy Corp.	8,012	2,086,645
Williams Cos., Inc.	3,829	284,648
		19,431,434

Real Estate - 2.3%
Alexandria Real Estate Equities, Inc. - REIT	607	$32,080
American Tower Corp. - REIT	1,686	275,779
AvalonBay Communities, Inc. - REIT	501	94,534
BXP, Inc. - REIT	448	29,707
Camden Property Trust - REIT	349	39,957
CBRE Group, Inc. - Class A(a)	1,072	144,388
CoStar Group, Inc.(a)	1,551	43,924
Crown Castle, Inc. - REIT(b)	1,589	120,335
Digital Realty Trust, Inc. - REIT	6,482	1,164,038
Equinix, Inc. - REIT	308	321,056
Equity Residential - REIT	1,419	96,393
Essex Property Trust, Inc. - REIT	227	66,191
Extra Space Storage, Inc. - REIT	786	114,206
Federal Realty Investment Trust - REIT	2,249	277,617
Healthpeak Properties, Inc. - REIT	2,375	50,825
Host Hotels & Resorts, Inc. - REIT	17,968	426,021
Invitation Homes, Inc. - REIT	2,164	65,374
Iron Mountain, Inc. - REIT	923	116,584
Kimco Realty Corp. - REIT	11,461	290,536
Mid-America Apartment Communities, Inc. - REIT	368	51,130
Prologis, Inc. - REIT	24,510	3,320,370
Public Storage - REIT(b)	550	175,070
Realty Income Corp. - REIT(b)	24,514	1,518,887
Regency Centers Corp. - REIT	670	53,426
SBA Communications Corp. - Class A - REIT	324	57,173
Simon Property Group, Inc. - REIT	8,690	1,943,518
UDR, Inc. - REIT	1,088	43,433
Ventas, Inc. - REIT	12,799	1,136,551
VICI Properties, Inc. - REIT(b)	3,358	89,155
Welltower, Inc. - REIT	18,171	4,124,272
Weyerhaeuser Co. - REIT(b)	2,628	62,914
		16,345,444

Renewable Energy - 0.1%
First Solar, Inc.(a)	2,811	663,284

Retail & Wholesale - Discretionary - 6.7%
Amazon.com, Inc.(a)	134,847	32,139,434
AutoZone, Inc.(a)	56	178,973
Best Buy Co., Inc.(b)	6,549	496,938
Builders FirstSource, Inc.(a)(b)	406	36,329
Carvana Co. - Class A(a)(b)	2,602	171,264
Copart, Inc.(a)	25,271	712,389
eBay, Inc.	11,802	1,318,874
Genuine Parts Co.(b)	3,604	425,200
Home Depot, Inc.	11,452	4,038,891
Lowe’s Cos., Inc.	14,780	3,258,842

Lululemon Athletica, Inc.(a)	3,252	$371,313
O’Reilly Automotive, Inc.(a)	2,680	246,801
Ross Stores, Inc.	8,540	1,817,739
TJX Cos., Inc.	14,236	2,156,754
Tractor Supply Co.	1,580	49,944
Ulta Beauty, Inc.(a)	1,163	524,490
Williams-Sonoma, Inc.	431	100,466
		48,044,641

Retail & Wholesale - Staples - 1.2%
Archer-Daniels-Midland Co.	1,767	134,999
Bunge Global SA	597	63,718
Casey’s General Stores, Inc.	116	92,196
Costco Wholesale Corp.	1,393	1,303,110
Dollar General Corp.	5,765	663,609
Dollar Tree, Inc.(a)	5,206	629,666
Kroger Co.	2,014	111,837
Sysco Corp.	12,526	1,046,923
Target Corp.	11,940	1,559,483
Walmart, Inc.	25,084	2,841,014
		8,446,555

Software & Tech Services - 7.7%
Accenture PLC - Class A	16,714	2,079,890
Adobe, Inc.(a)	11,613	2,380,897
Akamai Technologies, Inc.(a)	452	53,431
Autodesk, Inc.(a)	5,556	1,080,197
Cadence Design Systems, Inc.(a)	851	319,397
CDW Corp.	3,390	476,770
Cognizant Technology Solutions Corp. - Class A(b)	13,037	504,923
CrowdStrike Holdings, Inc. - Class A(a)	791	603,644
Datadog, Inc. - Class A(a)	1,119	291,343
Fortinet, Inc.(a)	2,435	374,065
Gartner, Inc.(a)	2,126	275,572
Gen Digital, Inc.	18,737	466,364
International Business Machines Corp.	3,074	864,440
Intuit, Inc.	7,223	1,885,203
Leidos Holdings, Inc.	3,278	337,536
Microsoft Corp.	93,274	34,793,067
Oracle Corp.	10,386	1,522,068
Palantir Technologies, Inc. - Class A(a)	8,908	1,039,296
Palo Alto Networks, Inc.(a)	2,559	872,670
PTC, Inc.(a)	3,181	361,393
Roper Technologies, Inc.	2,869	970,841
Salesforce, Inc.	14,959	2,343,477
ServiceNow, Inc.(a)	3,295	327,128
Synopsys, Inc.(a)	601	268,088
Tyler Technologies, Inc.(a)	130	38,020

Veeva Systems, Inc. - Class A(a)	2,163	$383,868
Workday, Inc. - Class A(a)	944	115,564
		55,029,152

Tech Hardware & Semiconductors - 29.1%(c)
Advanced Micro Devices, Inc.(a)	16,867	9,798,209
Analog Devices, Inc.	2,688	1,067,593
Apple, Inc.	174,710	50,554,086
Applied Materials, Inc.	4,887	3,533,301
Arista Networks, Inc.(a)	3,943	669,837
Broadcom, Inc.	32,569	12,302,940
Ciena Corp.(a)	435	213,394
Cisco Systems, Inc.	71,435	8,390,755
Coherent Corp.(a)	615	242,599
Corning, Inc.	2,839	725,166
Dell Technologies, Inc. - Class C	18,934	8,169,264
F5, Inc.(a)	750	311,970
Flex Ltd.(a)	9,548	1,547,444
Garmin Ltd.(b)	2,591	615,466
Hewlett Packard Enterprise Co.	34,961	1,577,091
HP, Inc.(b)	28,701	629,700
Intel Corp.(a)	15,807	2,207,131
Jabil, Inc.	2,769	1,067,394
KLA Corp.	14,377	4,337,685
Lam Research Corp.	18,401	7,973,705
Lumentum Holdings, Inc.(a)	224	192,205
Marvell Technology, Inc.	2,735	814,729
Microchip Technology, Inc.	1,879	171,365
Micron Technology, Inc.	17,217	19,873,411
Monolithic Power Systems, Inc.	154	212,883
Motorola Solutions, Inc.	607	252,081
NetApp, Inc.	5,182	801,966
NVIDIA Corp.	240,156	48,052,814
NXP Semiconductors NV	6,652	1,869,412
ON Semiconductor Corp.(a)	10,303	974,046
QUALCOMM, Inc.	27,058	5,000,048
Sandisk Corp.(a)	3,898	8,862,999
Seagate Technology Holdings PLC	705	680,325
Skyworks Solutions, Inc.(b)	548	37,154
Super Micro Computer, Inc.(a)(b)	16,464	482,889
Teledyne Technologies, Inc.(a)(b)	145	96,700
Teradyne, Inc.	4,112	1,989,550
Texas Instruments, Inc.	2,867	854,567
Western Digital Corp.	1,258	803,510
Zebra Technologies, Corp. - Class A(a)	1,343	353,558
		208,310,942

Telecommunications - 0.9%
AT&T, Inc.	51,141	$1,058,619
T-Mobile US, Inc.	28,426	4,767,893
Verizon Communications, Inc.	15,274	646,701
		6,473,213

Utilities - 0.7%
AES Corp.	2,522	36,973
Alliant Energy Corp.(b)	912	69,576
Ameren Corp.	964	108,971
American Electric Power Co., Inc.(b)	1,691	231,346
American Water Works Co., Inc.	588	77,369
Atmos Energy Corp.	519	89,408
CenterPoint Energy, Inc.(b)	2,040	89,842
CMS Energy Corp.	1,009	77,188
Consolidated Edison, Inc.	1,125	124,459
Constellation Energy Corp.	1,137	282,397
Dominion Energy, Inc.	3,158	215,660
DTE Energy Co.	792	120,677
Duke Energy Corp.	2,433	307,969
Edison International	1,439	107,134
Entergy Corp.	1,417	162,757
Evergy, Inc.(b)	754	65,168
Eversource Energy	1,331	96,191
Exelon Corp.	3,698	172,401
FirstEnergy Corp.	1,743	82,862
NextEra Energy, Inc.(b)	7,355	645,548
NiSource, Inc.	1,501	71,373
NRG Energy, Inc.	724	105,747
PG&E Corp.	22,962	386,221
Pinnacle West Capital Corp.	369	39,483
PPL Corp.	2,321	84,368
Public Service Enterprise Group, Inc.	1,562	126,772
Sempra	2,048	189,870
Southern Co.	3,513	336,229
Vistra Corp.	1,232	195,432
WEC Energy Group, Inc.(b)	1,071	125,061
Xcel Energy, Inc.	2,121	170,316
		4,994,768

TOTAL COMMON STOCKS (Cost $637,283,345)		714,573,002

SHORT-TERM INVESTMENTS - 4.0%
Investments Purchased with Proceeds from Securities Lending - 3.9%	Shares	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.75%(d)	27,659,095	27,659,095

Money Market Funds - 0.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.57%(d)	802,753	$802,753

TOTAL SHORT-TERM INVESTMENTS (Cost $28,461,848)		28,461,848

TOTAL INVESTMENTS - 103.9% (Cost $665,745,193)		$743,034,850
Liabilities in Excess of Other Assets - (3.9)%		(27,547,771)
TOTAL NET ASSETS - 100.0%		$715,487,079

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2026. The total market value of these securities was $26,849,547 which represented 3.8% of net assets.
(c)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2026.